Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2023	December 31, 2024
Cash on hand and petty cash	$11,775	24,719
Checking accounts and demand deposits	3,018,523	3,622,037
	$3,030,298	3,646,756